Note 6 - Stockholders' Equity (Details) - Employee Share-Based Compensation Expense (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Employee Share-Based Compensation Expense [Abstract]
	$ 192,001	$ 345,632	$ 555,909	$ 988,223